UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2008

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Stephens Investment Management LLC
Address: One Ferry Building, Suite 255

         San Francisco, CA  94111

13F File Number:  28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Bart Stephens
Title:     General Partner
Phone:     415 677 5440

Signature, Place, and Date of Signing:

     Bart Stephens     San Francisco, CA     February 12, 2009


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     45

Form13F Information Table Value Total:     $78,918 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE


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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ACTIVISION BLIZZARD INC        COM              00507V109     2725   315449 SH       DEFINED                         315449
AIRSPAN NETWORKS INC           COM              00950h102      523  5743139 SH       DEFINED                        5743139
ALSIUS CORPORATION             *W EXP 08/03/200 021211115        2   102723 SH       DEFINED                         102723
ARRAY BIOPHARMA INC            COM              04269X105     2253   556334 SH       DEFINED                         556334
BIOCRYST PHARMACEUTICALS       COM              09058V103     1909  1393104 SH       DEFINED                        1393104
BIOCRYST PHARMACEUTICALS       COM              09058V103      856   625000 SH       DEFINED                         625000
CALIPER LIFE SCIENCES INC      COM              130872104     1598  1647777 SH       DEFINED                        1647777
CALPINE CORP                   COM NEW          131347304     1107   152036 SH       DEFINED                         152036
CLEARWIRE CORP NEW             CL A             18538Q105     7719  1565705 SH       DEFINED                        1565705
COMVERGE INC                   COM              205859101     3992   814758 SH       DEFINED                         814758
CURIS INC                      COM              231269101      234   311498 SH       DEFINED                         311498
DELIA'S INC NEW                COM              246911101     1677   762057 SH       DEFINED                         762057
DENISON MINES CORP             COM              248356107     1017   862048 SH       DEFINED                         862048
DG FASTCHANNEL INC             COM              23326R109     3211   257268 SH       DEFINED                         257268
ELECTRONIC ARTS INC            COM              285512109      176    11000 SH       DEFINED                          11000
EMERITUS CORP                  COM              291005106      212    21100 SH       DEFINED                          21100
ENERGY RECOVERY INC            COM              29270J100     5521   728419 SH       DEFINED                         728419
FOCUS MEDIA HLDG LTD           SPONSORED ADR    34415V109      390    42949 SH       DEFINED                          42949
FREDERICKS HOLLYWOOD GROUP I   COM              35582T108       40   161291 SH       DEFINED                         161291
GLU MOBILE INC                 COM              379890106     1647  3293911 SH       DEFINED                        3293911
HELICOS BIOSCIENCES CORP       COM              42326R109      507  1229032 SH       DEFINED                        1229032
HELICOS BIOSCIENCES CORP       COM              42326R109      504  1724136 SH       DEFINED                        1724136
ICAGEN INC                     COM              45104P104       81   149128 SH       DEFINED                         149128
INFOCUS CORP                   COM              45665B106      427   541411 SH       DEFINED                         541411
ISILON SYS INC                 COM              46432L104     3949  1200403 SH       DEFINED                        1200403
MANITEX INTL INC               COM              563420108      520   510000 SH       DEFINED                         510000
MMC ENERGY INC                 COM NEW          55312Q208     2378  2702186 SH       DEFINED                        2702186
MONOGRAM BIOSCIENCES INC       COM NEW          60975U207     2696  1037035 SH       DEFINED                        1037035
NVIDIA CORP                    COM              67066G104       81    10000 SH       DEFINED                          10000
ORANGE 21 INC                  COM              685317109      410   512607 SH       DEFINED                         512607
ORBCOMM INC                    COM              68555P100     5674  2626985 SH       DEFINED                        2626985
ORMAT TECHNOLOGIES INC         COM              686688102     2475    77669 SH       DEFINED                          77669
PROXIM WIRELESS CORP           COM              744285107      121   604810 SH       DEFINED                         604810
PURECYCLE CORP                 COM NEW          746228303      559   217371 SH       DEFINED                         217371
ROCKWOOD HLDGS INC             COM              774415103     7068   654445 SH       DEFINED                         654445
SCIENTIFIC LEARNING CORP       COM              808760102      309   157933 SH       DEFINED                         157933
SOURCEFIRE INC                 COM              83616T108     1602   286132 SH       DEFINED                         286132
STRATEGIC DIAGNOSTICS INC      COM              862700101     1668  1873911 SH       DEFINED                        1873911
SUPPORTSOFT INC                COM              868587106     2295  1029287 SH       DEFINED                        1029287
SURMODICS INC                  COM              868873100     3565   141085 SH       DEFINED                         141085
TOWERSTREAM CORP               COM              892000100     2175  3151584 SH       DEFINED                        3151584
U.S. AUTO PARTS NETWORK INC    COM              90343C100     2379  1711838 SH       DEFINED                        1711838
VOLTAIRE LTD                   ORD SHS          M97613109      443   149800 SH       DEFINED                         149800
WIRELESS RONIN TECHNOLOGIES    COM              97652A203      143   175000 SH       DEFINED                         175000
XATA CORP                      COM NEW          983882309       80    43172 SH       DEFINED                          43172